OTHER FINANCIAL ITEMS, NET OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2015
Other Financial Items [Abstract]
Schedule of other financial items
Other financial items comprise the following items:

	Six months ended		Year ended
	June 30,		December 31,
(in thousands of $)	2015	2014	2014
Fair value gain/(loss) of non-designated derivatives, net	(1,243)	(2,682)	(7,636)
Net cash payments on non-designated derivatives	(2,833)	(3,451)	(7,196)
Fair value gain/(loss) of designated derivatives (ineffective portion)	59	(23)	(63)
Gain on sale of loan notes and share warrants	44,552	—	—
Other items	(556)	(995)	(1,337)
Other financial items, net	39,979	(7,151)	(16,232)